Related Parties (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Promissorynote FormerOwners	Dec. 31, 2019 USD ($)	Apr. 02, 2020 FormerOwners
Related Parties [Abstract]
Number of promissory notes issued to former owners of acquired businesses | Promissorynote	2
Number of former owners of acquired businesses to whom promissory notes were issued | FormerOwners	2
Number of former owners no longer an employee | FormerOwners			1
Related party expenses for various leases or subleases with employees | $	$ 0	$ 0
Related party payable to employees | $	$ 0	$ 0